PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2021	2022
	RMB	RMB
Security deposits*	—	414,400
Advances	19,414	16,452
Others	42,841	41,978
	62,255	472,830

*The balances represent security deposits set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners for provision of the primary guarantee to these funding partners.